Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 20, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2013
Prospectus Date	rr_ProspectusDate	Dec. 15, 2013
Probabilities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Probabilities Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund utilizes a ’‘fund of funds’’ structure to invest primarily in exchange-traded funds (“ETFs’’), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor’s 500 (“S&P 500”) are referred to as “Index ETFs”. The Fund may also invest in ETFs that employ leverage in an effort to deliver, on a daily basis, up to twice the performance of the S&P 500 (“Leveraged Index ETFs”) or ETFs which seek returns which are the inverse of a U.S. equity index, (“Inverse Index ETFs”). In addition, the Fund may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Fund’s co-adviser uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Fund’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments. The Fund typically invests in either ETFs or Cash Instruments depending on the co-adviser’s assessment of the market. When the co-adviser believes that conditions are favorable for investment in equities, the Fund will invest in ETFs. During periods that the co-adviser believes will offer the highest probability of capital appreciation, the Fund will invest primarily in Leveraged ETFs; otherwise, the Fund will invest primarily in Index ETFs. When the co-adviser believes that market conditions are unfavorable for equities, the Fund will invest in Inverse Index ETFs or Cash Instruments.

The Fund’s investment program will emphasize active management of the Fund’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Fund taking frequent trading positions. Consequently, the Fund’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• ETFs Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments.

• Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Fund. The Fund invests in Leveraged ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

• Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The co-adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As a newly registered mutual fund, the Probabilities Fund does not have prior performance as a mutual fund. The prior performance shown below is for the Fund’s predecessor limited partnership (Probabilities Fund, LP). The prior performance is net of management fees and other expenses (including any performance fees). The predecessor limited partnership has been managed in the same style and by the same portfolio manager since the predecessor limited partnership’s inception on January 1, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership’s investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited partnership’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited partnership. From its inception on January 1, 2008 through the date of this prospectus, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited partnership varied from year to year. The predecessor limited partnership’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you how the performance for the predecessor limited partnership varied from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The predecessor limited partnership's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return For Calendar Years Ended December 31
Annual Return 2008	rr_AnnualReturn2008	5.28%
Annual Return 2009	rr_AnnualReturn2009	13.88%
Annual Return 2010	rr_AnnualReturn2010	16.43%
Annual Return 2011	rr_AnnualReturn2011	13.65%
Annual Return 2012	rr_AnnualReturn2012	28.07%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The following table shows the average annual returns for the Fund’s predecessor limited partnership over various periods ended December 31, 2012. The Fund’s predecessor limited partnership did not have a distribution policy. It was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor limited partnership. The index information is intended to permit you to compare the predecessor limited partnership’s performance to a broad measure of market performance.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.07%
5 Years	rr_AverageAnnualReturnYear05	15.23%
Since Inception	rr_AverageAnnualReturnSinceInception	15.23%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2008
Probabilities Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PROCX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
3 Years	rr_ExpenseExampleYear03	898
Probabilities Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PROTX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597
Probabilities Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRORX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	$ 673
Probabilities Fund | Standard & Poor’s 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[4]

[1]	The inception date for the Probabilities Fund, LP is January 1, 2008.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	The Standard & Poor's 500 Index is an unmanaged index consisting of 500 stocks chosen for their market size, liquidity and industry group representation, and is considered to be representative of the U.S. equity market. Unlike a mutual fund, it also does not reflect any trading costs or management fees.